Shareholder Report, Average Annual Return (Details) IT8W_MML Invesco Discovery Large Cap Fund_Service Class I_TSR Annual {Service Class I}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent	1.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	14.51%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent	6.46%